Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Short Term Investments

(€’000)	As at 31 December,
	2019	2018
Short-term cash deposits	—	8,559
Investment in equity securities	0	639

Total	0	9,197